Consolidated statements of changes in shareholders' equity - CNY (¥)	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income/(losses)	Retained earnings	Total
Balance at Dec. 31, 2015		¥ 386,435,474	¥ 193,789,295	¥ 498,478,400	¥ 1,078,703,169
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				235,441,839	235,441,839
Foreign currency translation adjustment			(778,538)		(778,538)
Unrealized losses on available-for-sale investments			(194,680,052)		(194,680,052)
Balance at Dec. 31, 2016		386,435,474	(1,669,295)	733,920,239	1,118,686,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				532,672,757	532,672,757
Foreign currency translation adjustment			(198,794)		(198,794)
Unrealized losses on available-for-sale investments			(2,601,355)		(2,601,355)
Share-based compensation		182,689,766			182,689,766
Balance at Dec. 31, 2017		569,125,240	(4,469,444)	1,266,592,996	1,831,248,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				860,908,711	860,908,711
Foreign currency translation adjustment			(1,682,779)		(1,682,779)
Unrealized losses on available-for-sale investments			1,585,705		1,585,705
Share-based compensation		39,715,168			39,715,168
Reorganization	¥ 98,493	(98,493)
Change in par value of ordinary shares	720,718	(720,718)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost	97,532	313,682,251			313,779,783
Balance at Dec. 31, 2018	¥ 916,743	¥ 921,703,448	¥ (4,566,518)	¥ 2,127,501,707	¥ 3,045,555,380